Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Summary of Provisions
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Warranties	$173	$182
Onerous contracts	67	171
Employee benefits	59	57
Others	5	5
	$304	$415

Current	$207	$314
Noncurrent	97	101
	$304	$415

Movements in Provisions

	Warranties	Onerous Contracts	Employee Benefits	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2018	$132	$—	$43	$5	$180
Additional provisions recognized	164	19	9	—	192
Used / forfeited during the year	(164)	—	(1)	—	(165)
Balance on December 31, 2018	$132	$19	$51	$5	$207

Balance on January 1, 2019	$132	$19	$51	$5	$207
Additional provisions recognized	127	48	9	—	184
Used / forfeited during the year	(86)	—	(1)	—	(87)
Balance on December 31, 2019	$173	$67	$59	$5	$304

Balance on January 1, 2020	$173	$67	$59	$5	$304
Additional/(reversal of) provisions recognized	131	92	(2)	—	221
Used / forfeited during the year	(122)	(3)	—	—	(125)
Acquired by business combinations (Note 14)	—	15	—	—	15
Balance on December 31, 2020	$182	$171	$57	$5	$415
a.

The provision for warranty claims represents the present value of the management’s best estimate of the future outflow of economic benefits that will be required under the Company’s obligation for warranties in sales agreements.  The estimate has been made based on the historical warranty experience.

b.	The provision for employee benefits represents vested long-term service compensation accrued.
c.

The provision for onerous contracts represents the present obligation resulting from the measurement for the unavoidable costs of meeting the Company’s contractual obligations exceed the economic benefits expected to be received from the contracts.